UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00958

T. Rowe Price New Horizons Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

New Horizons Fund	March 31, 2018

T. Rowe Price New Horizons Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 95.6%		
CONSUMER DISCRETIONARY 16.5%		
Auto Components 0.1%		
Gentherm (1)	877,173	29,780
		29,780
Distributors 0.7%		
Core-Mark Holding (2)	2,625,120	55,810
Pool	786,252	114,966
		170,776
Diversified Consumer Services 3.8%		
Bright Horizons Family Solutions (1)(2)	4,133,164	412,159
Chegg (1)	1,085,868	22,434
Nord Anglia Education	2,557,807	12,277
Service Corporation International	6,607,423	249,364
ServiceMaster Global Holdings (1)	3,329,177	169,289
		865,523
Hotels, Restaurants & Leisure 4.9%		
Dunkin Brands	3,470,868	207,176
Fiesta Restaurant (1)(2)	2,227,879	41,216
Lindblad Expeditions Holdings (1)(2)	3,163,601	32,490
Lindblad Expeditions Holdings, Warrants, 7/10/20 (1)(2)	778,500	1,207
Papa John's International	1,397,002	80,048
Red Rock Resorts, Class A	890,322	26,069
Vail Resorts (2)	3,216,531	713,105
Wingstop	477,013	22,529
Zoe's Kitchen (1)	250,572	3,618
		1,127,458
Internet & Direct Marketing Retail 2.3%		
Booking Holdings (1)	86,923	180,834
Liberty Expedia Holdings, Class A (1)(2)	6,428,681	252,519

MakeMyTrip (1)	114,896	3,987
Netflix (1)	271,642	80,229
Stitch Fix, Class A (1)	676,944	13,728
Wayfair, Class A (1)	71,390	4,821
		536,118
Media 1.3%		
Cable One (2)	412,145	283,189
Central European Media Enterprises, Class A (1)	1,252,970	5,262
		288,451
Multiline Retail 0.4%		
Lojas Renner (BRL)	8,661,160	89,591
		89,591
Specialty Retail 3.0%		
Burlington Stores (1)	3,341,785	444,959
Fdo Holdings, Class A (1)	215,874	11,251
Reed Krakoff International, Acquisition Date: 8/30/13 - 10/14/14 Cost $11,106 (1)(2)(3)(4)(5)	111,063	–
RH (1)(2)	2,392,779	227,984
		684,194
Total Consumer Discretionary		3,791,891
CONSUMER STAPLES 1.2%		
Beverages 0.2%		
Boston Beer, Class A (1)	265,830	50,255
		50,255
Food & Staples Retailing 0.8%		
Casey's General Stores	670,190	73,567
Performance Food (1)	514,858	15,368

PriceSmart	1,033,305	86,333
		175,268
Food Products 0.1%		
Nomad Foods (1)	1,963,900	30,912
		30,912
Personal Products 0.1%		
e.l.f. Beauty (1)	457,041	8,853
		8,853
Total Consumer Staples		265,288
ENERGY 1.0%		
Energy Equipment & Services 0.1%		
Dril-Quip (1)	419,494	18,793
		18,793
Oil, Gas & Consumable Fuels 0.9%		
Advantage Oil & Gas (CAD) (1)	3,911,500	11,567
Centennial Resource Development, Class A (1)	3,103,207	56,944
Diamondback Energy (1)	142,567	18,038
Jagged Peak Energy (1)	2,328,187	32,897
Matador Resources (1)	1,681,538	50,295
Seven Generations Energy, Class A (CAD) (1)	2,090,410	25,961
Venture Global LNG, Series B, Acquisition Date: 3/8/18 Cost $2,981 (1)(3)(5)	987	2,981
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18, Cost $25,850 (1)(3)(5)	7,166	21,641
		220,324
Total Energy		239,117
FINANCIALS 6.8%		
Banks 2.8%		
Signature Bank (1)	1,604,962	227,824
SVB Financial Group (1)	448,030	107,532

Texas Capital Bancshares (1)	860,815	77,387
Webster Financial	2,525,935	139,937
Western Alliance Bancorp (1)	1,622,017	94,256
		646,936
Capital Markets 3.0%		
Cboe Global Markets	3,795,705	433,090
MarketAxess Holdings	464,831	101,073
MSCI	1,018,791	152,278
		686,441
Consumer Finance 0.5%		
DLP Payments Holdings, Non-Voting Shares Acquisition Date: 3/7/16 - 12/14/17, Cost $60,802 (1)(3)(5)	85,453	97,621
DLP Payments Holdings, Ordinary Shares Acquisition Date: 2/20/15 - 12/13/16, Cost $6,905 (1)(3)(5)	21,675	24,761
		122,382
Insurance 0.4%		
First American Financial	1,073,677	63,003
Third Point Reinsurance (1)	2,219,400	30,961
		93,964
Thrifts & Mortgage Finance 0.1%		
PennyMac Financial Services, Class A (1)	960,924	21,765
		21,765
Total Financials		1,571,488
HEALTH CARE 17.6%		
Biotechnology 9.7%		
Abcam (GBP) (2)	12,273,084	213,153
Abeona Therapeutics (1)	503,728	7,228
Acceleron Pharma (1)	711,166	27,807
Acerta Pharma, Class B, Acquisition Date: 5/12/15 Cost $4,434 (1)(3)(5)	175,251,555	12,268
Agios Pharmaceuticals (1)	905,055	74,015

Aimmune Therapeutics (1)	1,113,618	35,446
Alkermes (1)	189,772	10,999
Alnylam Pharmaceuticals (1)	1,301,388	154,995
Amicus Therapeutics (1)	1,257,371	18,911
Aquinox Pharmaceuticals (1)	1,112,876	15,669
Argenx, ADR (1)	530,645	42,685
Array BioPharma (1)	1,989,986	32,477
Audentes Therapeutics (1)	583,397	17,531
Avexis (1)	155,196	19,179
BeiGene, Fractional Shares, Acquisition Date: 4/21/15 - 9/15/16, Cost $- (1)(3)	7	–
BeiGene, ADR (1)	433,497	72,827
Bluebird Bio (1)	672,626	114,851
Blueprint Medicines (1)	836,686	76,724
Calyxt (1)	706,990	9,276
Corvus Pharmaceuticals (1)	561,808	6,478
Dyax (1)(5)	772,445	2,436
Editas Medicine (1)	359,410	11,914
Exelixis (1)	2,475,201	54,826
FibroGen (1)	485,816	22,445
Global Blood Therapeutics (1)	528,837	25,543
GlycoMimetics (1)	757,048	12,287
ImmunoGen (1)	757,100	7,965
Immunomedics (1)	2,592,638	37,878
Incyte (1)	998,597	83,213
Insmed (1)	3,263,666	73,498
Ionis Pharmaceuticals (1)	417,600	18,408
Ironwood Pharmaceuticals (1)	2,474,563	38,183
Loxo Oncology (1)	552,633	63,757
Minerva Neurosciences (1)	459,780	2,874
Neurocrine Biosciences (1)	1,945,809	161,366
Prothena (1)	1,101,650	40,442
Radius Health (1)	884,516	31,790
Rhythm Pharmaceuticals (1)	186,297	3,707
SAGE Therapeutics (1)	1,611,025	259,488
Sarepta Therapeutics (1)	1,131,664	83,845
Seattle Genetics (1)	987,788	51,701
Spark Therapeutics (1)	955,393	63,620
TESARO (1)	489,594	27,975

Veeva Systems, Class A (1)	711,829	51,978
		277,266
Life Sciences Tools & Services 0.6%		
Bruker	4,685,890	140,202
		140,202
Pharmaceuticals 0.3%		
Catalent (1)	552,455	22,684
GW Pharmaceuticals, ADR (1)	239,328	26,965
Therapeutics MD (1)	2,263,014	11,021
Zeneca, Acquisition Date: 7/18/13, Cost $0 (1)(3)(5)	288,910	177
		60,847
Total Health Care		4,037,301
INDUSTRIALS & BUSINESS SERVICES 19.9%		
Aerospace & Defense 1.1%		
BWX Technologies	4,037,862	256,525
		256,525
Airlines 0.8%		
Alclear Holdings, Class B, Acquisition Date: 9/4/15 - 2/16/18 Cost $64,743 (1)(2)(3)(4)(5)	701,766	98,247
Allegiant Travel	228,468	39,422
Wheels Up Partners, Class B, Acquisition Date: 9/18/15 Cost $22,697 (1)(2)(3)(4)(5)	7,989,973	24,929
Wheels Up Partners, Class C, Acquisition Date: 6/22/17 Cost $18,460 (1)(2)(3)(4)(5)	5,916,523	18,460
		181,058
Building Products 1.8%		
Armstrong Worldwide Industries (1)(2)	2,935,887	165,290

Lennox International	1,205,244	246,316
		411,606
Commercial Services & Supplies 4.7%		
Clean Harbors (1)	1,549,212	75,617
Healthcare Services	968,513	42,111
Mobile Mini (2)	5,759,036	250,518
Ritchie Bros. Auctioneers	177,711	5,593
Rollins	5,439,473	277,576
Stericycle (1)	935,900	54,778
Waste Connections	5,204,159	373,347
		1,079,540
Construction & Engineering 1.0%		
Valmont Industries (2)	1,498,486	219,228
		219,228
Electrical Equipment 0.5%		
Acuity Brands	817,040	113,724
		113,724
Industrial Conglomerates 1.5%		
Roper Technologies	1,250,251	350,933
		350,933
Machinery 3.1%		
Colfax (1)	1,776,500	56,670
Graco	2,997,460	137,044
John Bean Technologies	894,461	101,432
RBC Bearings (1)	1,164,043	144,574
Rotork (GBP)	28,318,796	113,186
Toro	2,348,873	146,687

Welbilt (1)	1,045,751	20,340
		719,933
Professional Services 3.5%		
CoStar Group (1)	1,114,542	404,222
TransUnion (1)	7,185,722	408,005
		812,227
Road & Rail 0.5%		
Old Dominion Freight Line	812,640	119,434
Saia (1)	89,586	6,732
		126,166
Trading Companies & Distributors 1.4%		
Beacon Roofing Supply (1)	881,449	46,779
Watsco	1,494,742	270,503
		317,282
Total Industrials & Business Services		4,588,222
INFORMATION TECHNOLOGY 24.8%		
Internet Software & Services 10.6%		
CarGurus, Lock-Up Shares, Class A, Acquisition Date: 7/7/15 - 8/23/16, Cost $48,976 (1)(2)(3)	6,943,762	253,770
Cision (1)	4,187,363	48,448
Cision, Warrants, 6/22/20 (1)	664,877	1,556
Coupa Software (1)(2)	4,399,395	200,700
Dropbox, Lock-Up Shares, Class A, Acquisition Date: 3/31/17 Cost $22,598 (1)(3)	1,848,525	54,878
Envestnet (1)	196,869	11,281
Etsy (1)	2,817,775	79,067
Eventbrite, Acquisition Date: 6/28/13, Cost $2,217 (1)(2)(3)(5)	179,516	2,727
Evernote, Acquisition Date: 11/20/12, Cost $2,296 (1)(3)(5)	190,876	479
GrubHub (1)	2,938,083	298,127
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(3)(5)	877,600	9,896
IAC/InterActiveCorp (1)	1,542,520	241,219
Instructure (1)	538,098	22,681

MercadoLibre	122,968	43,825
MongoDB, Lock-Up Shares, Class B Acquisition Date: 10/2/13 - 12/10/14, Cost $15,041 (1)(3)	449,682	18,540
New Relic (1)	320,759	23,775
Offerup, Acquisition Date: 3/6/15, Cost $5,042 (1)(3)(5)	1,012,630	6,783
Okta (1)(2)	3,827,478	152,525
Quotient Technology (1)(2)	5,076,882	66,507
Shopify, Class A (1)	3,014,136	375,531
SVMK (f/k/a SurveyMonkey), Acquisition Date: 11/25/14 Cost $36,107 (1)(3)(5)	2,194,941	22,081
Trivago, ADR (1)(2)	3,749,144	26,057
Upwork, Acquisition Date: 1/30/13, Cost $5,032 (1)(2)(3)(5)	1,094,711	4,926
Vroom, Acquisition Date: 10/11/16, Cost $2,286 (1)(2)(3)(5)	176,119	3,004
Wix.com (1)(2)	3,345,671	266,148
Zillow, Class A (1)(2)	3,499,093	188,951
Zillow, Class C (1)(2)	341,148	18,354
		2,441,836

IT Services 4.5%

Black Knight (1)(2)	8,245,871	388,380
Booz Allen Hamilton	3,901,265	151,057
CSRA	5,760,515	237,506
Gartner (1)	2,091,879	246,047
		1,022,990

Software 9.7%

Atlassian, Class A (1)(2)	5,957,437	321,225
Computer Modelling (CAD)	2,175,200	15,685
Descartes Systems (1)(2)	4,309,287	123,030
Ellie Mae (1)(2)	1,823,268	167,631
Guidewire Software (1)	2,170,024	175,403
Paylocity Holding (1)	2,333,946	119,568
Proofpoint (1)	1,011,487	114,956
RealPage (1)	3,930,072	202,399
Splunk (1)	505,556	49,742
SS&C Technologies Holdings	5,269,720	282,668
Tableau Software, Class A (1)	3,359,406	271,507
Ultimate Software Group (1)	1,297,242	316,138

Zendesk (1)	1,624,782	77,778
		2,237,730
Total Information Technology		5,702,556
MATERIALS 0.1%		
Chemicals 0.1%		
Valvoline	953,900	21,110
Total Materials		21,110
REAL ESTATE 1.5%		
Real Estate Management & Development 1.5%		
Altus Group (CAD) (2)	2,491,292	63,078
FirstService	1,260,304	92,229
RE/MAX Holdings, Class A (2)	991,470	59,934
Redfin (1)(2)	4,785,092	109,244
WeWork, Class A, Acquisition Date: 12/9/14 - 11/3/17 Cost $4,482 (1)(3)(5)	309,256	14,179
Total Real Estate		338,664
TELECOMMUNICATION SERVICES 2.0%		
Diversified Telecommunication Services 1.6%		
GCI Liberty, Class A (1)(2)	6,927,977	366,213
		366,213
Wireless Telecommunication Services 0.4%		
Sarana Menara Nusantara (IDR)	346,237,500	90,157
		90,157
Total Telecommunication Services		456,370
Total Miscellaneous Common Stocks 4.2% (6)		972,677
Total Common Stocks (Cost $13,772,962)		21,984,684

PREFERRED STOCKS 0.5%		
HEALTH CARE 0.5%		
Health Care Equipment & Supplies 0.5%		
Sartorius (EUR) (7)	905,144	126,662
Total Preferred Stocks (Cost $84,184)		126,662
CONVERTIBLE PREFERRED STOCKS 2.8%		
CONSUMER DISCRETIONARY 0.6%		
Hotels, Restaurants & Leisure 0.2%		
Sweetgreen, Series F, Acquisition Date: 6/30/15 Cost $26,916 (1)(2)(3)(5)	3,509,234	31,583
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18 Cost $20,354 (1)(2)(3)(5)	2,261,542	20,354
		51,937
Internet & Direct Marketing Retail 0.4%		
Coupang, Series G, Acquisition Date: 1/9/15 Cost $16,858 (1)(3)(5)	5,958,970	29,318
Evolve Vacation Rental Network, Series 4 Acquisition Date: 8/15/14, Cost $906 (1)(2)(3)(5)	718,332	5,219
Evolve Vacation Rental Network, Series 5 Acquisition Date: 11/6/15, Cost $4,220 (1)(2)(3)(5)	1,727,442	12,550
Evolve Vacation Rental Network, Series 6 Acquisition Date: 1/18/17, Cost $8,679 (1)(2)(3)(5)	2,218,727	16,119
Evolve Vacation Rental Network, Series 7 Acquisition Date: 1/10/18, Cost $3,151 (1)(2)(3)(5)	433,698	3,151
Evolve Vacation Rental Network, Series 8 Acquisition Date: 3/29/18, Cost $13,404 (1)(2)(3)(5)	1,575,018	13,404
		79,761
Total Consumer Discretionary		131,698
CONSUMER STAPLES 0.0%		
Food Products 0.0%		
Farmers Business Network, Series D Acquisition Date: 11/3/17, Cost $9,028 (1)(3)(5)	488,972	9,028
Total Consumer Staples		9,028

FINANCIALS 0.0%		
Insurance 0.0%		
Go Maps, Series B, Acquisition Date: 12/15/17 Cost $9,940 (1)(2)(3)(5)	936,022	9,940
Total Financials		9,940
HEALTH CARE 0.4%		
Biotechnology 0.1%		
Moderna Therapeutics, Series G, Acquisition Date: 1/31/18 Cost $6,297 (1)(3)(5)	625,905	6,297
Tempus Labs, Series D, Acquisition Date: 3/16/18 Cost $8,531 (1)(3)(5)	910,093	8,531
		14,828
Health Care Equipment & Supplies 0.3%		
JAND, Series D, Acquisition Date: 4/23/15 Cost $15,460 (1)(3)(5)	1,346,025	21,155
JAND, Series E, Acquisition Date: 3/9/18, Cost $24,677 (1)(3)(5)	1,570,115	24,678
Outset Medical, Series C, Acquisition Date: 4/19/17 Cost $13,807 (1)(3)(5)	5,327,861	13,807
		59,640
Health Care Providers & Services 0.0%		
Babyco, Class A, Acquisition Date: 11/3/17 Cost $9,057 (1)(2)(3)(5)	2,611,790	9,058
		9,058
Health Care Technology 0.0%		
Doximity, Series C, Acquisition Date: 4/10/14 - 3/22/18 Cost $8,769 (1)(3)(5)	1,894,489	8,165
		8,165
Total Health Care		91,691
INFORMATION TECHNOLOGY 1.5%		
Internet Software & Services 1.2%		
Eventbrite, Series A, Acquisition Date: 7/23/13 Cost $1,853 (1)(2)(3)(5)	150,088	2,280

Eventbrite, Series C, Acquisition Date: 7/23/13 Cost $2,701 (1)(2)(3)(5)	218,748	3,323
Eventbrite, Series F, Acquisition Date: 4/22/13 Cost $9,131 (1)(2)(3)(5)	739,506	11,233
Eventbrite, Series F-1, Acquisition Date: 2/6/14 Cost $27,375 (1)(2)(3)(5)	1,670,851	25,380
Eventbrite, Series G, Acquisition Date: 8/31/17 Cost $18,462 (1)(2)(3)(5)	1,126,859	18,462
Evernote, Series 1, Acquisition Date: 11/20/12 Cost $4,591 (1)(3)(5)	381,752	1,115
Evernote, Series 4, Acquisition Date: 5/2 - 11/20/12 Cost $14,562 (1)(3)(5)	1,210,758	8,536
Evernote, Series 5, Acquisition Date: 11/8/13 Cost $2,274 (1)(3)(5)	174,948	1,302
Glassdoor, Series H, Acquisition Date: 4/25/16 Cost $25,507 (1)(3)(5)	3,188,371	25,507
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(3)(5)	2,632,810	29,689
Offerup, Series A-2, Acquisition Date: 3/6/15 Cost $6,850 (1)(3)(5)	1,375,830	9,216
Offerup, Series C, Acquisition Date: 3/6/15 Cost $11,641 (1)(3)(5)	2,337,940	15,660
Offerup, Series C-1, Acquisition Date: 8/26/16 Cost $4,573 (1)(3)(5)	682,712	4,573
Roofoods, Series F, Acquisition Date: 9/12/17 Cost $45,403 (1)(3)(5)	128,414	45,403
Upwork, Series A-1, Acquisition Date: 3/13/12 - 11/20/17 Cost $14,491 (1)(2)(3)(5)	2,082,535	9,371
Upwork, Series A-2, Acquisition Date: 3/13/12 - 11/20/17 Cost $15,796 (1)(2)(3)(5)	3,403,874	15,317
Upwork, Series B-1, Acquisition Date: 8/19/14 Cost $4,529 (1)(2)(3)(5)	793,184	3,569
Vroom, Series C, Acquisition Date: 7/13/15 Cost $9,073 (1)(2)(3)(5)	764,369	13,038
Vroom, Series D, Acquisition Date: 12/22/15 Cost $9,072 (1)(2)(3)(5)	689,031	11,753
Vroom, Series E, Acquisition Date: 9/19/16 Cost $11,432 (1)(2)(3)(5)	704,642	12,020
Vroom, Series F, Acquisition Date: 6/30 - 11/27/17 Cost $17,583 (1)(2)(3)(5)	1,030,809	17,583
		284,330
Software 0.3%		
Domo, Series D, Acquisition Date: 1/31/14, Cost $9,735 (1)(3)(5)	2,355,414	14,651

SHORT-TERM INVESTMENTS 0.5%

Money Market Funds 0.5%

T. Rowe Price Government Reserve Fund, 1.63% (2)(10)	113,099,766	113,100
Total Short-Term Investments (Cost $113,100)		113,100
Total Investments in Securities		
99.6% of Net Assets (Cost $14,597,540)		**$ 22,915,650**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Company
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,377,349 and represents 6.0% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Level 3 in fair value hierarchy. See Note 2.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(8) In default with respect to payment of interest.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(10) Seven-day yield
3M USD LIBOR Three month USD LIBOR (London Interbank Offered Rate)
ADR American Depositary Receipts
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Horizons Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2018:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2018, totaled $23,559,000 for the period ended March 31, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2018